Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital [Abstract]
Summary of capital structure
The table below summarizes the Company’s capital structure:

			In CHF thousands
	Common shares	Treasury shares	Share capital	Share premium	Treasury shares
December 31, 2019	71,859,431	—	1,437	346,526	—
Issuance of shares – incentive plans, net of RSU expiration and forfeiture	77,307	—	1	364	—
Issuance of shares to be held as treasury shares, net of transaction costs	5,000,000	(5,000,000)	100	—	(100)
December 31, 2020	76,936,738	(5,000,000)	1,538	346,890	(100)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	1,171,543	—	12,097	24
Asset purchase agreement, net of transaction costs	7,106,840	—	142	54,328	—
Conversion of note agreements, net of transaction costs	3,026,634	—	61	16,683	—
Issuance of shares – incentive plans, net of transaction costs	237,258	—	5	1,253	—
Issuance of shares to be held as treasury shares, net of transaction costs	2,393,160	(2,393,160)	48	—	(48)
December 31, 2021	89,700,630	(6,221,617)	1,794	431,251	(124)